Subsequent Events	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Line Items]
Subsequent Events

NOTE O — Subsequent Events

On August 11, 2023, the Company entered into a new lease agreement, which will be classified as an operating lease on the Consolidated Balance Sheets in accordance with ASC 842.

RICE ACQUISITION CORP. II [Member]
Subsequent Events [Line Items]
Subsequent Events

Note 10. Subsequent Events

The Company evaluated subsequent events and transactions that occurred up to the date the unaudited condensed consolidated financial statements were issued. Based upon this review, other than noted below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.

Additional PIPE Subscriptions

On April 23, 2023, RONI and OLCV NET Power, LLC, a Delaware limited liability company that is also a holder of NET Power equity (“OXY”), entered into a subscription agreement (the “OXY PIPE Subscription Agreement”), pursuant to which, among other things, OXY agreed to subscribe for and purchase, and RONI has agreed to issue and sell to OXY 25,000,000 shares of Class A Common Stock for a purchase price of $250.0 million, on the terms and subject to the conditions set forth therein. The OXY Subscription Agreement is substantially similar to the 2022 Subscription Agreements, the form of which was attached as Exhibit 10.3 to the Current Report on Form 8-K filed by RONI on December 14, 2022. In addition to such subscription, on April 23, 2023, OXY entered into a subscription agreement with NET Power, pursuant to which OXY agreed to purchase, and NET Power agreed to issue, 31,328 NET Power units to OXY for a purchase price of $10.0 million, which will ultimately convert into 1,000,000 Class A Units of RONI Opco and an equivalent number of shares of Class B common stock, par value $0.0001 per share, of RONI upon consummation of the transactions contemplated by the Business Combination Agreement.

Also on April 23, 2023, four trusts, the beneficiaries of which are members of the Rice family, agreed to subscribe for and purchase, and RONI agreed to issue and sell to them, an aggregate of 2,500,000 shares of Class A Common Stock for an aggregate purchase price of $25.0 million, pursuant to a subscription agreement between each such trust and RONI, on the terms and subject to the conditions set forth therein. These subscription agreements are substantially similar to the 2022 Subscription Agreements.

BCA Amendment

On April 23, 2023, in connection with the entry into the OXY Subscription Agreements, RONI Buyer and NET Power entered into the BCA Amendment. Pursuant to the BCA Amendment, among other things, the form of the certificate of incorporation of RONI (the “RONI Charter”) to be adopted upon the closing of the transactions contemplated by the Proposed Business Combination Agreement (the “Closing”) and the form of the stockholders agreement (the “Stockholders Agreement”) to be entered into by RONI, RONI Opco, Rice Acquisition Sponsor II LLC, a Delaware limited liability company (“RONI Sponsor”), and certain holders of NET Power equity, including OXY, in connection with the Closing have been replaced with the forms included in Exhibit A and Exhibit B, respectively, of the BCA Amendment.

The form of the Stockholders Agreement included in the Original Business Combination Agreement provided that, among other things, the board of directors of the combined company is expected to initially consist of nine directors (which may be increased to comply with independence requirements). The prior form of the Stockholders Agreement further contemplated the granting of certain board designation rights, subject to equity ownership thresholds in the combined company, as follows: (i) OXY would have the right to designate two directors; (ii) RONI Sponsor would have the right to designate one director; (iii) 8 Rivers Capital, LLC (through an entity controlled by it) would have the right to designate one director; and (iv) Constellation Energy Generation, LLC would have the right to designate one independent director.

Pursuant to the BCA Amendment, the Stockholders Agreement will, among other things, provide that the board of directors of the combined company is expected to initially consist of ten directors (which may be increased to comply with independence requirements). In addition, the board designation rights set forth in the form of Stockholders Agreement contained in the BCA Amendment provides OXY with the right to designate three, instead of two, directors. The form of RONI Charter contained in the BCA Amendment has been modified to reflect, among other things, OXY’s increased board designation rights.

Further, on April 23, 2023, to reflect that the BCA Amendment replaced the form of Stockholders Agreement, RONI, RONI Sponsor, NET Power and certain holders of NET Power equity (collectively, the “Company Unitholders”) entered into the First Amendment to the Support Agreement, pursuant to which, among other things, each Company Unitholder agreed to enter into such modified Stockholders Agreement in connection with the Closing.

Note 10. Subsequent Events

The Company evaluated subsequent events and transactions that occurred up to the date consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.